CONVERTIBLE SENIOR NOTES, NET (Schedule of Interest Expense Related to Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Amortization of debt issuance costs	$ 2,660	$ 2,996	$ 2,980
Total interest expense recognized	$ 2,660	$ 2,996	$ 2,980